Franchise arrangements - Schedule of Revenues from Franchised Restaurants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 3,618,902	$ 2,659,941	$ 1,984,219
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Revenues	161,411	116,034	89,601
Rent
Disaggregation of Revenue [Line Items]
Revenues	160,795	115,418	89,123
Sublease Income	132,327	96,756
Initial Fees
Disaggregation of Revenue [Line Items]
Revenues	401	321	203
Initial fees paid to McDonald's Corporation	1,012	739	493
Royalty fees
Disaggregation of Revenue [Line Items]
Revenues	215	295	275
Royalty fees paid to McDonald's Corporation	$ 62,360	$ 46,476	$ 36,554